Condensed Financial Information of Registrant Prudential plc - Statements of Financial Position (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Current assets
Debtors: Other debtors	$ 2,054	[1]	$ 5,207
Tax recoverable	492	[1]	476
Cash at bank and in hand	2,071
Liabilities: amounts falling due within one year
Deferred tax liability	(5,237)	[1]	(3,771)
Accruals and deferred income	(582)
Capital and reserves
Shareholders' funds	19,477	[1]	21,968
Prudential plc
Non-current assets
Investments in subsidiary undertakings	10,444		13,787
Amounts owed by subsidiary undertakings	2,000
Total non-current assets	12,444		13,787
Current assets
Debtors: Amounts owed by subsidiary undertakings	6,352		7,520
Debtors: Other debtors	4		6
Tax recoverable	66		53
Derivative assets			6
Pension asset			88
Cash at bank and in hand	54		28
Total current assets	6,476		7,701
Liabilities: amounts falling due within one year
Commercial paper	(520)		(601)
Derivative liabilities			(539)
Amounts owed to subsidiary undertakings	(141)		(1,192)
Tax payable	(14)		(13)
Deferred tax liability			(15)
Accruals and deferred income	(78)		(129)
Total current liabilities	(753)		(2,489)
Net current assets	5,723		5,212
Total assets less current liabilities	18,167		18,999
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(4,304)		(8,503)
Debenture loans	(690)		(658)
Other borrowings			(350)
Total non-current liabilities	(4,994)		(9,511)
Total net assets	13,173		9,488
Capital and reserves
Share capital	172		166
Share premium	2,625		2,502
Profit and loss account	10,376		6,820
Shareholders' funds	$ 13,173		$ 9,488

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1